Note 09 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 34,727	$ 27,583
Japanese Yen	1,615	1,651
Euro	144	131
Other	0	169
Total	$ 36,486	$ 29,534